Fair Values of Company's Pension Plan By Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 5,041	$ 5,605	$ 4,625
Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,041	5,605
Money Market Funds | Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	63	199
ETF Mutual Fund [Member] | Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,860	3,042
International | Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	346	420
Fixed Income Funds [Member] | Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	996	1,145
ETF Fixed Income [Member] | Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	367	316
Commodities [Member] | Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	149	182
Large and small Cap [Member] | Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	260	301
Fair Value, Inputs, Level 1
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5,041	5,605
Fair Value, Inputs, Level 1 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	63	199
Fair Value, Inputs, Level 1 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,860	3,042
Fair Value, Inputs, Level 1 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	346	420
Fair Value, Inputs, Level 1 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	996	1,145
Fair Value, Inputs, Level 1 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	367	316
Fair Value, Inputs, Level 1 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	149	182
Fair Value, Inputs, Level 1 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	260	301
Fair Value, Inputs, Level 2
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0